Dec. 31, 2025
RJ ClariVest Capital Appreciation ETF
Investment objective |
The RJ ClariVest Capital Appreciation ETF (“Capital Appreciation ETF” or the “fund”) seeks long-term capital appreciation.
Fees and expenses of the fund |

The table that follows describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Capital Appreciation ETF.You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Management Fees	0.60% (a)

Distribution and Service (12b-1) Fees	0.00%

Other Expenses (b)	0.01%

Total Annual Fund Operating Expenses (c)	0.61%

(a) Management Fees reflect an investment advisory fee of 0.50% and administration fees of 0.10%.

(b) Other Expenses are estimated for the current fiscal year.

(c) The fund is the successor to the Carillon ClariVest Capital Appreciation Fund (“Predecessor Fund”), pursuant to a reorganization expected to occur on July 31, 2026 (“Closing Date”), in which the shares of the fund adopted the financial statements and performance history of the Class I shares of the Predecessor Fund. The Total Annual Fund Operating Expenses of the fund’s shares do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights for the Class I shares of the Predecessor Fund, but instead reflect the fund’s estimated expenses.

Expense example |

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your costs would be the same whether you sold your shares or continued to hold them at the end of the period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1

Year 1	Year 3
$62	$195

Year 3
Portfolio turnover

| The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, when it operated as a mutual fund, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal investment strategies |

The fund is an actively managed exchange-traded fund. During normal market conditions, the fund seeks to achieve its objective by investing at least 65% of its net assets in common stocks of companies that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. In addition, the portfolio management team prefers to purchase stocks that appear to be underpriced in relation to the company’s long-term growth fundamentals. The portfolio management team uses fundamental and technical characteristics such as earnings revisions, valuation, free cash flow, yield, and price momentum as part of its quantitative process to identify stocks for the fund’s portfolio. The fund typically invests in the stocks of large- andmid-capitalization companies, but may invest in the stocks of companies of any size without regard to market capitalization. Although the portfolio management team generally does not seek to emphasize investment in any particular investment sector or industry as part of its investment process, from time to time, a significant portion of the fund may be invested in the securities of companies in the information technology sector. The fund may sell securities when they no longer meet the portfolio management team’s investment criteria.

The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.

Performance |

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with those of a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the fund.

The fund had not commenced operations prior to the date hereof. The fund acquired the Carillon ClariVest Capital Appreciation Fund (“Predecessor Fund”) in a reorganization expected to occur on July 31, 2026. In connection with this reorganization, the shares of the fund adopted the performance history and financial statements of the Class I shares of the Predecessor Fund. The information shown below is for the Class I shares of the Predecessor Fund. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s performance from one year to another, as represented by the performance of the Predecessor Fund’s Class I shares.

While the fund would have substantially similar annual returns to the Class I shares of the Predecessor Fund, its performance may differ from that shown because the fund has lower expenses than the Predecessor Fund. Performance has not been adjusted to reflect the fund’s lower expenses than those of the Predecessor Fund. Performance for the Predecessor Fund is based on the NAV per share of the Predecessor Fund shares rather than on market-determined prices.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at rjetfs.com.

During 10 Year Period (Class I shares)

	Return	Quarter Ended

Best Quarter	27.28%	June 30, 2020

Worst Quarter	(19.92)%	June 30, 2022

Average annual total returns (for the periods ended December 31, 2025):

Fund return (after deduction of sales charges and expenses)

	Inception Date	1-yr	5-yr	10-yr

Class I – Before Taxes	3/21/06	23.31%	16.93%	16.94%

After Taxes on Distributions		22.17%	14.23%	14.59%

After Taxes on Distributions and Sale of Fund Shares		14.64%	12.89%	13.48%

Index (reflects no deduction for fees, expenses or taxes)

S&P 500® Index		17.88%	14.42%	14.82%

Russell 1000® Growth Index		18.56%	15.32%	18.13%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.